Schedule of Convertible Debt (Details)	12 Months Ended
Dec. 31, 2023 USD ($)
Disclosure of detailed information about borrowings [abstract]
Balance as at January 1, 2023
Issued	11,135,145
Transaction costs	(992,525)
Transaction costs allocated to equity	77,086
Relative fair value of conversion feature	(369,181)
Relative fair value of Warrants	(495,653)
Repayment	(709,022)
Accretion	578,675
Interest	931,962
Currency translation adjustment	173,232
Balance as at December 31, 2023	10,329,719
Current, convertible debt	227,092
Long-term, convertible debt	$ 10,102,627